SUPPLEMENT DATED JANUARY 2, 2025 TO THE:

INVESCO EXCHANGE-TRADED FUND TRUST

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2024, OF:

Invesco Next Gen Media and Gaming ETF (GGME)

Invesco Next Gen Connectivity ETF (KNCT)

Invesco AI and Next Gen Software ETF (IGPT)

Invesco Global Listed Private Equity ETF (PSP)

Invesco MSCI Sustainable Future ETF (ERTH)

AND

INVESCO EXCHANGE-TRADED FUND TRUST II

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 20, 2024, OF:

Invesco Solar ETF (TAN)

AND

INVESCO EXCHANGE-TRADED FUND TRUST II

STATEMENT OF ADDITIONAL INFORMATION

DATED JUNE 24, 2024, OF:

Invesco MSCI Global Climate 500 ETF (KLMT)

AND

INVESCO EXCHANGE-TRADED FUND TRUST II

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2024,

AS PREVIOUSLY SUPPLEMENTED OF:

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce (BLKC)

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

Invesco China Technology ETF (CQQQ)

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

Invesco Global Clean Energy ETF (PBD)

Invesco Global Water ETF (PIO)

Invesco International BuyBack Achievers™ ETF (IPKW)

Invesco MSCI Global Timber ETF (CUT)

Invesco MSCI Green Building ETF (GBLD)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Invesco S&P Global Water Index ETF (CGW)

Invesco S&P International Developed Low Volatility ETF (IDLV)

Invesco S&P International Developed Momentum ETF (IDMO)

Invesco S&P International Developed Quality ETF (IDHQ)

AND

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 10, 2024,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco MSCI EAFE Income Advantage ETF (EFAA)

AND

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 20, 2024, OF:

Invesco International Developed Dynamic Multifactor ETF (IMFL)

AND

INVESCO INDIA EXCHANGE-TRADED FUND TRUST

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2024,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco India ETF (PIN)

(each a “Fund” and collectively the “Funds”)

•

Effective immediately, the following disclosure is added at the end of the section titled “BROKERAGE TRANSACTIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS” in each Fund’s Statement of Additional Information:

Portfolio Trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require a Fund to contemporaneously transact with broker-dealers for purchases of Deposit Securities (as defined below under Portfolio Deposit) or sales of Fund Securities (as defined below under Redemptions) as applicable. Depending on the timing of the transactions and certain other factors, such transactions with an applicable broker-dealer may be placed with the purchasing or redeeming AP in its capacity as a broker-dealer (or with a broker-dealer affiliated with the Authorized Participant or a third party broker-dealer engaged through the Authorized Participant) and conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs that the Fund would otherwise incur as a consequence of settling creations or redemptions in cash rather than in-kind.

Following a Fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Fund may enter an order with the transacting Authorized Participant or its affiliated broker-dealer to purchase or sell the Deposit Securities or Fund Securities, as applicable. Depending on the timing of the transaction and certain other factors, such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the Deposit Securities/Fund Securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Execution Performance Guarantee”). Such orders may be placed with the purchasing or redeeming Authorized Participant (or a broker/dealer affiliated with the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant) in its capacity as a broker-dealer. The amount payable to each Fund in respect of any Execution Performance Guarantee will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

To ensure that an Execution Performance Guarantee will be honored on orders arising from creation transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer), an Authorized Participant is required to deposit an amount with the Fund (the “Execution Performance Deposit”). If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than a Fund’s valuation of the Deposit Securities, then the Authorized Participant generally may retain the benefit of the favorable executions, and the Execution Performance Deposit will be returned to the Authorized Participant. If, however, the broker-dealer executing the order is unable to achieve executions in market transactions at a price at least equal to a Fund’s valuation of the securities, the Fund retains the portion of the Execution Performance Deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual Execution Performance Guarantee.

To ensure that an Execution Performance Guarantee will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer) as broker-dealer, an Authorized Participant agrees to pay the shortfall amount (the “Execution Performance Offset”). If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the Fund Securities, then the Authorized Participant generally may retain the benefit of the favorable executions and the Authorized Participant is not called upon to honor the Execution Performance Offset. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the Execution Performance Offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

The circumstances under which the Execution Performance Guarantee will be used and the expected amount, if any, of any Execution Performance Deposit or Execution Performance Offset for a Fund may change from time to time based on the actual experience of the Fund.

•

Effective immediately, the following disclosure is added at the end of the last paragraph of the section “CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS—Creations—Cash Creations” in each Fund’s Statement of Additional Information:

If transacting as a broker for a Fund, an AP may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs through an Execution Performance Guarantee, as described in the “Portfolio Trading by Authorized Participants” section of this SAI.

•

Effective immediately, the following disclosure is added as a new final paragraph of the section “CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS—Creation and Redemption Transaction Fees” in each Fund’s Statement of Additional Information:

If a purchase consists of a cash portion and a Fund places a brokerage transaction to purchase portfolio securities with an AP (or an affiliated or unaffiliated broker-dealer), the AP may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through an Execution Performance Guarantee, as described in the “Portfolio Trading by Authorized Participants” section of this SAI.

•

Effective immediately, the following disclosure is added at the end of the first paragraph of the section “CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS—Redemptions—Cash Redemptions” in each Fund’s Statement of Additional Information:

In addition, if transacting as a broker for a Fund, an AP may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs through an Execution Performance Guarantee, as described in the “Portfolio Trading by Authorized Participants” section of this SAI.

Please Retain This Supplement For Future Reference.

P-SOAI-SUP-010225